Property, plant and equipment- Segmentation and capital commitment (Details) - Property, plant and equipment R in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)
Property, plant and equipment
Capital commitments		R 60,095		R 69,927	R 90,736
Originally presented
Property, plant and equipment
Capital commitments				63,276
Increase due to review of forecast
Property, plant and equipment
Capital commitments			$ 484	6,651
Mining
Property, plant and equipment
Capital commitments		2,372		2,640	3,099
Exploration And Production International
Property, plant and equipment
Capital commitments		19,795		18,811	19,431
Energy
Property, plant and equipment
Capital commitments		10,390		10,320	10,327
Base Chemicals
Property, plant and equipment
Capital commitments		16,504		21,125	30,375
Performance Chemicals
Property, plant and equipment
Capital commitments		10,434		16,432	26,743
Group Functions
Property, plant and equipment
Capital commitments		600		599	R 761
Lake Charles Chemicals Project
Property, plant and equipment
Capital commitments		11,856		22,084
Estimated financial effect of contingent liabilities | $	$ 216
Mozambique exploration and development
Property, plant and equipment
Capital commitments		17,375		17,108
Sixth Fine Ash Dam (environmental)
Property, plant and equipment
Capital commitments		2,302		3,720
Shutdown and major statutory maintenance
Property, plant and equipment
Capital commitments		5,949		6,172
Renewal projects
Property, plant and equipment
Capital commitments		4,578		5,003
Mulalo project: 132 kilo volt electrical infrastructure
Property, plant and equipment
Capital commitments		1,329
Steam Station 2 NOx Abatement
Property, plant and equipment
Capital commitments		1,168		50
Steam Station 1 Air Quality Compliance
Property, plant and equipment
Capital commitments		577
Mozambique drillling campaign and infield compression
Property, plant and equipment
Capital commitments		915
Clean fuels II: To meet legislated fuel specifications
Property, plant and equipment
Capital commitments		418
China Ethoxylation Plant
Property, plant and equipment
Capital commitments		135		577
Air separation unit
Property, plant and equipment
Capital commitments				470
Refurbishment of equipment
Property, plant and equipment
Capital commitments		409		445
Etame field development
Property, plant and equipment
Capital commitments		380
Mine geographical expansions
Property, plant and equipment
Capital commitments		406		426
Natref air quality compliance projects
Property, plant and equipment
Capital commitments		353		17
Impumelelo Colliery to maintain Brandspruit Colliery operation
Property, plant and equipment
Capital commitments		220		357
Coal tar filtration east and west project
Property, plant and equipment
Capital commitments		356		779
Other capital commitments
Property, plant and equipment
Capital commitments		11,369		12,719
Within one year
Property, plant and equipment
Capital commitments		32,194		44,801
One to five years
Property, plant and equipment
Capital commitments		R 27,901		R 25,126